As filed with the Securities and Exchange Commission on May 4, 2004
                                     Investment Company Act file number 811-8654

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                       Florida Daily Municipal Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 08/31
Date of reporting period: 02/29/2004

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                                                        (212)830-5200
================================================================================

Dear Shareholder:

We are pleased to present the semi-annual report of Florida Daily Municipal Income Fund for the period September 1, 2003 through February 29, 2004.


The Fund had net assets of $107,621,356 and 1,745 active shareholders as of February 29, 2004.


Effective May 1, 2004, the Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or toll free at (800) 433-1918. The posting of the schedule of portfolio holdings will be delayed at least 5 days after the date of the schedule. The Fund may terminate or modify this policy at any time without further notice to shareholders.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff
Steven W. Duff
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
FEBRUARY 29, 2004
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Revenue Bond (2.32%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Commonwealth of Puerto Rico Public Improvement Refunding
              Bonds, Series 2001 TICs/TOCs Trust - Series 2001-1
              Insured by FSA                                                    05/26/04    0.95%  $ 2,500,000                A1+
-----------                                                                                        -----------
  2,500,000    Total Revenue Bond                                                                    2,500,000
 ----------                                                                                        -----------
Tax Exempt Commercial Paper (19.82%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,000,000   Jacksonville, FL HEFA HRB - Series 2003B
              LOC Bank of America                                               04/01/04    0.90%  $ 7,000,000                A1+
  5,534,000   Miami-Dade County, FL Aviation Notes                              04/08/04    1.00     5,534,000       P1       A1+
  3,200,000   Palm Beach County, FL (Pooled Hospital Loan)
              LOC Suntrust Bank                                                 04/20/04    0.95     3,200,000     VMIG-1     A1+
    500,000   Sarasota County, FL Public HRB (Sarasota Memorial Hospital)
              LOC Suntrust Bank                                                 03/03/04    1.04       500,000     VMIG-1     A1+
  1,200,000   Sunshine State Government Financing Commission RN
              (Miami-Dade Program) - Series 1984A                               04/07/04    1.00     1,200,000                A1
    500,000   Sunshine State Government Financing Commission RB - Series A      03/03/04    1.04       500,000                A1
  2,000,000   Sunshine State Government Financing Commission RB - Series C      07/07/04    0.95     2,000,000                A1
  1,400,000   Sunshine State Government Financing Commission
              RN - Series F                                                     03/03/04    1.04     1,400,000                A1+
-----------                                                                                        -----------
 21,334,000   Total Tax Exempt Commercial Paper                                                     21,334,000
-----------                                                                                        -----------
Tax Exempt General Obligation Notes & Bonds (13.95%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Charleston County, SC School District BAN - Series 2004           11/04/04    0.96%  $ 3,021,031      MIG-1     SP-1+
    950,000   Palm Beach County, FL School Board COPS (b)                       08/01/04    1.10       953,545
  2,500,000   Puerto Rico Commonwealth Infrastructure Financing Authority       06/16/04    1.00     2,500,000                A1+
  5,500,000   Seminole County, FL School District TAN                           08/20/04    1.00     5,525,581      MIG-1
  3,000,000   State of Texas TRAN                                               08/31/04    1.16     3,012,458      MIG-1     SP-1+
-----------                                                                                        -----------
 14,950,000   Total Tax Exempt General Obligation Notes & Bonds                                     15,012,615
-----------                                                                                        -----------
Variable Rate Demand Instruments (c) (64.07%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Alachua County, FL IDA (Florida Rock Industries, Inc.)
              LOC Nationsbank                                                   11/01/22    1.05%  $ 1,000,000                A1+
  3,100,000   Collier County, FL IDA Health Care Facilities RB
              (NCH Healthcare Systems, Inc.) - Series 2002
              LOC Fifth Third Bank                                              11/01/22    0.94     3,100,000                A1+
  3,500,000   Dade County, FL RB (Water & Sewer System) - Series 1994
              Insured by FGIC                                                   10/05/22    0.91     3,500,000     VMIG-1     A1+
  1,314,000   Duval & Escambia Counties, FL Clipper Series 2000-3               03/01/05    1.19     1,314,000     VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,115,000   Escambia County, FL IDRB (Gelman Sciences, Inc Project)
              LOC National Bank of Detroit                                      07/01/04    1.02%  $ 3,115,000                A1+
  1,125,000   Florida HFA MHRB - 1995 Series L
              (Banyon Bay Apartments Project)
              Guaranteed by Federal National Mortgage Association               12/01/25    0.96     1,125,000     VMIG-1
    900,000   Florida HFA (Heron Park Project) - Series 1996U
              Guaranteed by Federal National Mortgage Association               12/01/29    0.96       900,000     VMIG-1
  1,900,000   Florida HFA MHRB (Huntington Place Project) - Series GGG
              LOC HSBC Bank US                                                  12/01/13    0.95     1,900,000                A1+
  2,460,000   Florida HFA P-Floats - Series PT-88
              Guaranteed By FHA/VA/Private Mortgages                            01/01/15    1.04     2,460,000                A1+
    900,000   Florida HFA (Timberland Apartments)
              Collateralized by Federal National Mortgage Association           10/15/32    1.00       900,000                A1+
  2,375,000   Florida HFC MHRB (Charleston Landing) - Series 1-A
              Guaranteed By Federal Home Loan Mortgage Corporation              07/01/31    0.95     2,375,000                A1+
  2,760,000   Florida HFC MHRB (Heather Glenn Apartment) - Series H
              LOC Amsouth Bank, N.A.                                            06/15/36    0.97     2,760,000     VMIG-1
  3,910,000   Florida Ocean Highway and Port Authority RB - Series 1990
              LOC Wachovia Bank & Trust Co., N.A.                               12/01/20    1.02     3,910,000     VMIG-1     A1+
  3,097,500   Florida State Department of Transportation - Series 2004-898      07/01/11    0.99     3,097,500     VMIG-1
  1,850,000   Gainesville, FL IDRB (Heat-Pipe Technology, Inc. Project) (b)
              LOC Amsouth Bank, N.A.                                            05/01/18    1.05     1,850,000
    155,000   Gulf Breeze, FL RB - Series 1985B
              Insured By FGIC                                                   12/01/15    0.95       155,000     VMIG-1     A1+
    435,000   Gulf Breeze, FL RB - Series 1985C
              Insured By FGIC                                                   12/01/15    0.95       435,000     VMIG-1     A1+
  2,600,000   Jacksonville, FL (University Health Science Center) - Series 1989 07/01/19    1.00     2,600,000     VMIG-1
  2,059,813   Koch Floating Rate Trust
              Insured by AMBAC Indemnity Corp.                                  05/03/04    1.19     2,059,813                A1+
  5,000,000   Lee County, FL Solid Waste System Trust Receipts RB - Series L24J
              Insured by MBIA Insurance Corp.                                   10/01/12    1.06     5,000,000     VMIG-1
  2,600,000   Manatee County, FL HFA MHRB
              (Hampton Court Project) - Series 1989A
              LOC Credit Suisse First Boston                                    06/01/07    0.96     2,600,000                A1
  1,350,000   Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995 (b)
              LOC Comerica Bank                                                 11/01/15    1.25     1,350,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 29, 2004
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   Marion County, FL IDA MHRB (Chambrel Project)
              Guaranteed by Federal National Mortgage Association               11/15/32    0.95%  $  1,500,000               A1
  4,800,000   Miami-Dade County, FL IDA Professional Modification
              LOC HSBC Bank US                                                  08/01/18    1.06      4,800,000               A1
  5,145,000   Miami-Dade County, FL ROCs II - R - Series 4047 (Water & Sewer)
              Insured by MBIA Insurance Corp.                                   10/01/13    1.00      5,145,000               A1+
  3,000,000   Orlando, FL Utilities Commission RB (Water & Electric) - Series B 10/01/22    0.95      3,000,000    VMIG-1     A1+
  5,000,000   Port Orange, FL RB (Palmer College) - Series 2002
              LOC LaSalle National Bank                                         10/01/32    0.95      5,000,000               A1+
  1,000,000   State of Florida
              Insured by FGIC                                                   07/01/16    1.00      1,000,000               A1+
  1,000,000   Tampa, FL Health Care Facilities RB
              (Lifelink Foundation Inc. Project) (b)
              LOC Suntrust Bank                                                 08/01/22    0.95      1,000,000
-----------                                                                                        ------------
 68,951,313   Total Variable Rate Demand Instruments                                                 68,951,313
-----------                                                                                        ------------
              Total Investments (100.16%) (cost $107,797,928+)                                      107,797,928
              Liabilities in excess of cash and other assets (-0.16%)                              (    176,572)
                                                                                                   ------------
              Net Assets (100.00%)                                                                 $107,621,356
                                                                                                   ============
              Net Asset Value, offering and redemption price per share:
              Class A shares, 55,395,863 shares outstanding (Note 3)                               $       1.00
                                                                                                   ============
              Class B shares, 52,225,739 shares outstanding (Note 3)                               $       1.00
                                                                                                   ============


              +  Aggregate cost for federal income tax purposes is identical

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days' notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN        =   Bond Anticipation Note                             LOC      =   Letter of Credit
     COPS       =   Certificates of Participation                      MHRB     =   Multi-Family Housing Revenue Bond
     FGIC       =   Financial Guaranty Insurance Company               RB       =   Revenue Bond
     FHA        =   Federal Housing Administration                     RN       =   Revenue Notes
     FSA        =   Financial Security Assurance                       ROCs     =   Reset Option Certificates
     HEFA       =   Health and Education Facilities Authority          TAN      =   Tax Anticipation Note
     HFA        =   Housing Finance Authority                          TICs     =   Trust Inverse Certificates
     HFC        =   Housing Finance Commission                         TOCs     =   Tender Option Certificates
     HRB        =   Hospital Revenue Bond                              TRAN     =   Tax and Revenue Anticipation Note
     IDA        =   Industrial Development Authority                   VA       =   Veterans Association
     IDRB       =   Industrial Development Revenue Bond


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 29, 2004
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
    Interest....................................................................$         572,711
                                                                                 ----------------
Expenses: (Note 2)
    Investment management fee...................................................          220,972
    Administration fee..........................................................          116,010
    Shareholder servicing fee (Class A).........................................           76,062
    Custodian fee...............................................................            4,532
    Shareholder servicing and related shareholder expenses+.....................           41,376
    Legal, compliance and filing fees...........................................           32,963
    Audit and accounting........................................................           49,492
    Trustees' fees and expenses.................................................            4,616
    Other.......................................................................            3,214
                                                                                 ----------------
       Total expenses...........................................................          549,237
       Less: Expenses paid indirectly (Note 2)..................................(             568)
              Fees waived (Note 2) .............................................(          92,343)
                                                                                 ----------------
       Net expenses.............................................................          456,326
                                                                                 ----------------
Net investment income...........................................................          116,385

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................        -0-
                                                                                 ----------------
Increase in net assets from operations..........................................$         116,385
                                                                                 ================

+ Includes class specific transfer agency expenses of $19,776 and $13,650 for Class A and Class B shares, respectively.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                          Six Months
                                                                             Ended                     Year
                                                                       February 29, 2004               Ended
                                                                          (Unaudited)             August 31, 2003
                                                                           ---------              ---------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income........................................    $          116,385        $           505,630
     Net realized gain (loss) on investments......................              -0-                       -0-
                                                                       -----------------         ------------------

Increase in net assets from operations............................               116,385                    505,630
Dividends to shareholders from:
     Net investment income:
     Class A......................................................    (           30,907)*      (           159,566)*
     Class B......................................................    (           85,478)*      (           346,064)*

Transactions in shares of beneficial interest (Note 3):
     Class A......................................................    (        3,598,208)                11,329,859
     Class B......................................................    (        5,087,569)                 2,787,807
                                                                       ------------------        ------------------
         Total (decrease) increase................................    (        8,685,777)                14,117,666

Net assets:
     Beginning of period..........................................           116,307,133                102,189,467
                                                                       -----------------         ------------------
     End of period................................................    $      107,621,356        $       116,307,133
                                                                       =================         ==================

     *   Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies

Florida Daily Municipal Income Fund (the "Fund"), a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to service fees and transfer agent expenses. In all other respects both classes of shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended February 29, 2004 the Manager and Distributor voluntarily waived the following fees:

Administration fees                     $   88,388
Shareholder servicing fees - Class A    $    3,955

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $28,491 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under the same caption are expense offsets of $243.

Included in the Statement of Operations under the caption "Custodian Expenses" are expense offsets of $325.

3. Transactions in Shares of Beneficial Interest

At February 29, 2004, an unlimited number of shares of beneficial interest ($.001 par value) were authorized and paid in capital amounted to $107,621,602. Transactions, all at $1.00 per share, were as follows:

                                                        Six Months Ended                         Year
                                                        February 29, 2004                        Ended
     Class A                                              (Unaudited)                       August 31, 2003
     -------                                               ---------                        ---------------
     Sold............................................        124,505,777                        267,571,854
     Issued on reinvestment of dividends.............             30,989                            166,272
     Redeemed........................................  (     128,134,974)                 (     256,408,267)
                                                        ----------------                   ----------------
     Net (decrease) increase.........................  (       3,598,208)                        11,329,859
                                                        ================                   ================
     Class B
     -------
     Sold............................................         84,872,180                        165,348,413
     Issued on reinvestment of dividends.............             11,418                             65,329
     Redeemed........................................  (      89,971,167)                 (     162,625,935)
                                                        ----------------                   ----------------
     Net (decrease) increase.........................  (       5,087,569)                         2,787,807
                                                        ================                   ================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
4. Tax Information

Accumulated undistributed realized losses at August 31, 2003 amounted to $246. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains through August 31, 2008.

At August 31, 2003, the Fund had undistributed tax exempt income of $5,412 for income tax purposes included in dividends payable.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 67% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Financial Highlights

                                                                                   Year Ended August 31,
                                               Six Months Ended      --------------------------------------------------
Class A                                       February 29, 2004       2003       2002       2001       2000       1999
-------                                          (Unaudited)         ------     ------     ------     ------     ------
                                                  ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........     $ 1.00            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                   -------           -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income.......................       0.001             0.003      0.008      0.027      0.031      0.025
Less distributions:
  Dividends from net investment income........     ( 0.001)          ( 0.003)   ( 0.008)   ( 0.027)   ( 0.031)   ( 0.025)
                                                    ------            ------     ------     ------    -------    -------
Net asset value, end of period................     $ 1.00            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                   ========          ========   ========  =========   ========   ========
Total Return..................................       0.05%(a)          0.31%      0.81%      2.78%      3.09%      2.50%
Ratios/Supplemental Data
Net assets, end of period (000)...............     $55,396           $58,994    $47,664    $47,703    $59,029    $48,863
Ratios to average net assets:
  Expenses(b) (Net of fees waived)............       0.94%(c)          0.93%      0.90%      0.84%      0.85%      0.78%
  Net investment income.......................       0.10%(c)          0.29%      2.79%      2.79%      3.06%      2.51%
  Management and administration fees waived...       0.16%(c)          0.17%      0.26%      0.21%      0.30%      0.29%
  Shareholder servicing fees waived...........       0.01%(c)          0.02%      0.00%      0.00%      0.00%      0.00%
  Expenses paid indirectly....................       0.00%(c)          0.00%      0.00%      0.00%      0.00%      0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
6. Financial Highlights (Continued)

                                                                                   Year Ended August 31,
                                               Six Months Ended      --------------------------------------------------
Class B                                       February 29, 2004       2003       2002       2001       2000       1999
-------                                          (Unaudited)         ------     ------     ------     ------     ------
                                                  ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........     $ 1.00            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                   -------           -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income.......................       0.002             0.006      0.011      0.030      0.033      0.028
Less distributions:
 Dividends from net investment income.........     ( 0.002)          ( 0.006)   ( 0.011)   ( 0.030)   ( 0.033)   ( 0.028)
                                                    ------            ------     ------     ------    -------    -------
Net asset value, end of period................     $ 1.00            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                   =======           =======    =======    =======    =======    =======
Total Return..................................       0.17%(a)          0.55%      1.08%      3.07%      3.39%      2.80%
Ratios/Supplemental Data
Net assets, end of period (000)...............     $52,225           $57,313    $54,525    $43,157    $28,786    $24,448
Ratios to average net assets:
  Expenses(b) (Net of fees waived)............       0.69%(c)          0.69%      0.63%      0.57%      0.56%      0.50%
  Net investment income.......................       0.34%(c)          0.57%      1.06%      2.95%      3.35%      2.78%
  Management and administration fees waived...       0.16%(c)          0.17%      0.26%      0.21%      0.30%      0.29%
  Expenses paid indirectly....................       0.00%(c)          0.00%      0.00%      0.00%      0.00%      0.00%

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                   Trustees and Officers Information
                                                          February 29, 2004+

----------------------- -------------- --------------- ----------------------------- ---------------------- ---------------
                                                                                      Number of Portfolios       Other
                        Position(s)    Term of Office    Principal Occupation(s)              in            Directorships
                         Held with     and Length of           During Past               Fund Complex          held by
   Name, Address1          Fund         Time Served              5 Years              Overseen by Trustee      Trustee
      and Age                                                                             or Officer
----------------------- -------------- --------------- ----------------------------- ---------------------- ---------------
Disinterested Trustees:
----------------------- -------------- --------------- ----------------------------- ---------------------- ---------------
Dr. W. Giles              Trustee           1994       Professor Emeritus of         Director/Trustee of         N/A
Mellon,                                                Business Administration in    ten other portfolios
Age 72                                                 the Graduate School of
                                                       Management, Rutgers
                                                       University with which he
                                                       has been associated since
                                                       1966.
----------------------- -------------- --------------- ----------------------------- ---------------------- ---------------
Robert Straniere,         Trustee           1994       Owner, Straniere Law Firm     Director/Trustee of      WPG Funds
Esq., Age 62                                           since 1980, NYS Assemblyman   ten other portfolios       Group
                                                       since 1981 and counsel at
                                                       Fisher, Fisher & Berger
                                                       since 1995.
----------------------- -------------- --------------- ----------------------------- ---------------------- ---------------
Dr. Yung Wong,            Trustee           1994       Managing Director of Abacus   Director/Trustee of         N/A
Age 65                                                 Associates, an investment     ten other portfolios
                                                       firm, since 1996.
----------------------- -------------- --------------- ----------------------------- ---------------------- ---------------

+ The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                             Trustees and Officers Information (continued)
                                                          February 29, 2004+
--------------------- ---------------- --------------- ----------------------------- ---------------------- ----------------
                                                                                     Number of Portfolios        Other
                        Position(s)    Term of Office    Principal Occupation(s)              in             Directorships
                         Held with     and Length of           During Past               Fund Complex           held by
   Name, Address1          Fund         Time Served              5 Years              Overseen by Trustee       Trustee
      and Age                                                                             or Officer
--------------------- ---------------- --------------- ----------------------------- ---------------------- ----------------


  Page 13
--------------------- ---------------- --------------- ----------------------------- ---------------------- ----------------
Interested Trustees/Officers:
--------------------- ---------------- --------------- ----------------------------- ---------------------- ----------------
Steven W. Duff,        President and        1994       Manager and President of      Director/Trustee             N/A
Age 50                   Trustee2                      Reich & Tang Asset            and/or Officer of
                                                       Management, LLC (RTAM,        fifteen other
                                                       LLC), a registered            portfolios
                                                       Investment Advisor.
                                                       Associated with RTAM, LLC
                                                       since 1994.
--------------------- ---------------- --------------- ----------------------------- ---------------------- ----------------
Richard De Sanctis,    Treasurer and        1994       Executive Vice President,     Officer of fifteen           N/A
Age 47                   Assistant                     CFO of RTAM, LLC.             other portfolios
                         Secretary                     Associated with RTAM, LLC
                                                       since 1990.
--------------------- ---------------- --------------- ----------------------------- ---------------------- ----------------
Molly Flewharty,      Vice President        1995       Senior Vice President of      Officer of fifteen           N/A
Age 53                                                 RTAM, LLC.  Associated with   other portfolios
                                                       RTAM, LLC since 1977.
--------------------- ---------------- --------------- ----------------------------- ---------------------- ----------------
Rosanne Holtzer,         Secretary          1998       Senior Vice President of      Officer of fifteen           N/A
Age 39                      and                        RTAM, LLC.  Associated with   other portfolios
                         Assistant                     RTAM, LLC since 1986.
                         Treasurer
--------------------- ---------------- --------------- ----------------------------- ---------------------- ----------------
Dana E. Messina,      Vice President        1995       Executive Vice President of   Officer of twelve            N/A
Age 47                                                 RTAM, LLC.  Associated with   other portfolios
                                                       RTAM, LLC since 1980.
--------------------- ---------------- --------------- ----------------------------- ---------------------- ----------------

+ The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


[This Page Intentionally Left Blank]


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020


FL8/03A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA
DAILY
MUNICIPAL
INCOME
FUND




                               Semi-Annual Report
                                February 29, 2004
                                   (Unaudited)



ITEM 2:    CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    RESERVED

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 10:   EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Florida Daily Municipal Income Fund;

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary
Date May 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, President
Date May 4, 2004
By (Signature and Title)* /s/ Richard DeSanctis
                              Richard DeSanctis, Treasurer
Date May 4, 2004

* Print the name and title of each signing officer under his or her signature.